TAX CREDITS	12 Months Ended
Dec. 31, 2022
TAX CREDITS.
TAX CREDITS

NOTE 7 — TAX CREDITS

	2022	2021
Current
ICMS (state VAT)	177,692	155,373
Social security financing	931,370	1,456,593
Financing of social integration program	189,565	226,477
IPI (federal VAT)	29,547	67,166
IVA (value-added tax)	15,886	126,281
Others	48,357	51,995
	1,392,417	2,083,885

Non-current
ICMS (state VAT)	118,475	85,512
Social security financing	321,432	238
Financing of social integration program and Others	71,640	38,850
	511,547	124,600
	1,903,964	2,208,485

The estimates of realization of non-current tax credits are as follows:

	2022	2021
2023	—	64,426
2024	327,873	40,853
2025	164,897	11,660
2026	16,551	7,661
2027 on	2,226	—
	511,547	124,600